UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
S&P Depositary Receipts Trust unit Series 1	5.0	4.4
Citigroup, Inc.	2.9	2.9
Microsoft Corp.	2.6	3.0
Pfizer, Inc.	1.8	2.2
Johnson & Johnson	1.8	1.9
Fannie Mae	1.6	0.5
Cendant Corp.	1.5	0.0
Procter & Gamble Co.	1.5	1.8
McDonald's Corp.	1.4	0.3
Intel Corp.	1.4	1.1
	21.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.8
Financials	17.0	15.9
Health Care	13.9	11.8
Consumer Discretionary	13.0	9.2
Industrials	10.7	12.4
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks and Investment Companies 99.3%		Stocks and Investment Companies 99.6%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.1%	** Foreign investments	4.9%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.9%
Autoliv, Inc.	800	$ 34,024
BorgWarner, Inc.	400	32,776
Johnson Controls, Inc.	500	27,430
		94,230
Hotels, Restaurants & Leisure - 5.1%
Caesars Entertainment, Inc. (a)	8,000	106,000
GTECH Holdings Corp.	600	36,552
Kerzner International Ltd. (a)	600	25,650
Mandalay Resort Group	2,100	120,645
McDonald's Corp.	5,600	152,488
Royal Caribbean Cruises Ltd.	2,500	101,325
		542,660
Household Durables - 0.4%
Koninklijke Philips Electronics NV (NY Shares)	1,800	48,258
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	1,100	31,361
Media - 2.0%
R.H. Donnelley Corp. (a)	1,300	58,877
Time Warner, Inc. (a)	2,870	48,273
Walt Disney Co.	4,500	103,635
		210,785
Multiline Retail - 2.8%
Federated Department Stores, Inc.	2,100	102,900
JCPenney Co., Inc.	2,000	67,720
Nordstrom, Inc.	2,800	99,764
Saks, Inc.	1,900	27,360
		297,744
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	1,200	26,388
Foot Locker, Inc.	1,100	26,400
Lithia Motors, Inc. Class A	1,000	25,830
PC Connection, Inc. (a)	3,556	24,248
		102,866
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.5%
Brown Shoe Co., Inc.	800	$ 29,264
Liz Claiborne, Inc.	800	28,080
		57,344
TOTAL CONSUMER DISCRETIONARY		1,385,248
CONSUMER STAPLES - 8.0%
Beverages - 0.5%
Corby Distilleries Ltd. Class A	600	28,872
Molson, Inc. Class A	1,200	27,420
		56,292
Food & Staples Retailing - 1.9%
CVS Corp.	2,020	78,033
Safeway, Inc. (a)	5,100	117,045
		195,078
Food Products - 2.0%
Archer-Daniels-Midland Co.	1,600	28,096
Bunge Ltd.	800	29,640
Chiquita Brands International, Inc. (a)	2,700	48,627
Dean Foods Co. (a)	1,700	57,086
Fresh Del Monte Produce, Inc.	1,000	23,350
Interstate Bakeries Corp.	2,300	25,990
		212,789
Household Products - 2.6%
Procter & Gamble Co.	1,500	158,625
Rayovac Corp. (a)	4,300	114,595
		273,220
Tobacco - 1.0%
Altria Group, Inc.	1,970	109,099
TOTAL CONSUMER STAPLES		846,478
ENERGY - 4.6%
Energy Equipment & Services - 1.1%
Transocean, Inc. (a)	2,100	58,317
Willbros Group, Inc. (a)	3,700	53,576
		111,893
Oil & Gas - 3.5%
ConocoPhillips	742	52,905
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
EnCana Corp.	600	$ 23,535
General Maritime Corp. (a)	1,800	36,162
Premcor, Inc. (a)	800	27,544
Sunoco, Inc.	400	25,160
Talisman Energy, Inc.	700	39,794
Teekay Shipping Corp.	800	48,640
Valero Energy Corp.	1,910	121,782
		375,522
TOTAL ENERGY		487,415
FINANCIALS - 17.0%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.	600	48,084
Goldman Sachs Group, Inc.	500	48,375
Lehman Brothers Holdings, Inc.	610	44,774
National Financial Partners Corp.	900	28,125
		169,358
Commercial Banks - 1.5%
Bank of America Corp.	990	79,685
Popular, Inc.	500	21,000
Westcorp	1,300	57,330
		158,015
Consumer Finance - 0.6%
ACE Cash Express, Inc. (a)	1,000	30,500
Capital One Financial Corp.	600	39,318
		69,818
Diversified Financial Services - 4.1%
CIT Group, Inc.	3,600	123,732
Citigroup, Inc.	6,430	309,219
		432,951
Insurance - 5.4%
ACE Ltd.	2,800	122,752
Allstate Corp.	3,130	143,667
Arch Capital Group Ltd. (a)	700	28,126
Endurance Specialty Holdings Ltd.	1,700	57,052
Fidelity National Financial, Inc.	770	28,182
MBIA, Inc.	500	29,445
MetLife, Inc.	3,100	106,950
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	1,800	$ 41,796
XL Capital Ltd. Class A	300	22,905
		580,875
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.	1,849	109,646
Doral Financial Corp.	1,600	52,464
Fannie Mae	2,530	173,862
New York Community Bancorp, Inc.	0	8
Sovereign Bancorp, Inc.	3,400	67,932
		403,912
TOTAL FINANCIALS		1,814,929
HEALTH CARE - 13.9%
Biotechnology - 2.3%
Connetics Corp. (a)	1,400	27,230
Harvard Bioscience, Inc. (a)	1,900	16,663
Invitrogen Corp. (a)	1,100	79,453
QLT, Inc. (a)	4,600	124,932
		248,278
Health Care Equipment & Supplies - 1.9%
Advanced Neuromodulation Systems, Inc. (a)	800	21,800
ALARIS Medical, Inc. (a)	1,500	29,130
Boston Scientific Corp. (a)	1,300	53,547
DJ Orthopedics, Inc. (a)	1,100	25,333
Quidel Corp. (a)	3,300	22,440
St. Jude Medical, Inc. (a)	600	45,756
		198,006
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	1,000	57,890
PacifiCare Health Systems, Inc. (a)	800	28,608
Pediatrix Medical Group, Inc. (a)	500	35,750
Per-Se Technologies, Inc. (a)	3,000	32,100
Service Corp. International (SCI) (a)	7,400	54,686
U.S. Oncology, Inc. (a)	2,200	32,780
		241,814
Pharmaceuticals - 7.4%
Abbott Laboratories	2,490	109,610
Forest Laboratories, Inc. (a)	400	25,792
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	3,460	$ 186,944
Merck & Co., Inc.	2,260	106,220
Novartis AG sponsored ADR	1,300	58,240
Pfizer, Inc.	5,360	191,674
Wyeth	2,900	110,403
		788,883
TOTAL HEALTH CARE		1,476,981
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Boeing Co.	1,500	64,035
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,800	46,440
Lockheed Martin Corp.	650	31,005
Northrop Grumman Corp.	630	62,528
SI International, Inc. (a)	300	7,800
United Defense Industries, Inc. (a)	900	31,185
		242,993
Commercial Services & Supplies - 2.8%
Asset Acceptance Capital Corp.	1,500	28,170
Cendant Corp.	6,900	163,392
Labor Ready, Inc. (a)	8,760	110,726
		302,288
Construction & Engineering - 0.4%
MasTec, Inc. (a)	2,400	17,592
URS Corp. (a)	1,200	30,996
		48,588
Electrical Equipment - 0.3%
Byd Co. Ltd. (H Shares)	9,500	28,257
Industrial Conglomerates - 2.4%
General Electric Co.	4,170	124,892
Teleflex, Inc.	600	27,390
Tyco International Ltd.	3,600	98,820
		251,102
Machinery - 2.0%
AGCO Corp. (a)	1,300	25,025
Cummins, Inc.	1,700	101,677
Manitowoc Co., Inc.	900	27,369
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	500	$ 29,795
SPX Corp.	600	26,610
		210,476
Road & Rail - 0.5%
CSX Corp.	900	27,684
Union Pacific Corp.	500	29,465
		57,149
TOTAL INDUSTRIALS		1,140,853
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.5%
Arris Group, Inc. (a)	3,000	17,940
Aspect Communications Corp. (a)	2,300	27,209
Avaya, Inc. (a)	3,300	45,144
Carrier Access Corp. (a)	9,800	104,272
Cisco Systems, Inc. (a)	3,600	75,132
Motorola, Inc.	2,700	49,275
Nortel Networks Corp. (a)	5,100	19,074
UTStarcom, Inc. (a)	1,100	28,985
		367,031
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	1,000	25,730
Dell, Inc. (a)	2,460	85,387
Hewlett-Packard Co.	4,600	90,620
International Business Machines Corp.	1,700	149,889
Western Digital Corp. (a)	3,200	25,856
		377,482
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	1,200	30,336
Flextronics International Ltd. (a)	1,700	27,370
Ingram Micro, Inc. Class A (a)	1,600	19,120
TTM Technologies, Inc. (a)	2,300	25,553
		102,379
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	2,100	24,822
Cryptologic, Inc.	1,800	31,786
		56,608
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
DST Systems, Inc. (a)	1,200	$ 52,980
infoUSA, Inc. (a)	300	2,727
ManTech International Corp. Class A (a)	885	22,214
Tyler Technologies, Inc. (a)	800	7,552
		85,473
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology, Inc. (a)	2,100	16,968
ATI Technologies, Inc. (a)	3,400	49,455
Atmel Corp. (a)	4,500	26,280
Fairchild Semiconductor International, Inc. (a)	1,200	23,364
Intel Corp.	5,900	151,807
National Semiconductor Corp. (a)	610	24,882
Samsung Electronics Co. Ltd.	100	47,471
Sigmatel, Inc.	1,300	31,785
Teradyne, Inc. (a)	1,300	26,494
Texas Instruments, Inc.	1,800	45,180
		443,686
Software - 4.8%
Amdocs Ltd. (a)	1,400	37,170
Aspen Technology, Inc. (a)	3,500	22,750
Autodesk, Inc.	1,200	40,200
Dynamics Research Corp. (a)	1,800	29,610
Microsoft Corp.	10,460	271,646
Novell, Inc. (a)	2,700	26,028
Oracle Corp. (a)	5,600	62,832
Pegasystems, Inc. (a)	3,000	25,800
		516,036
TOTAL INFORMATION TECHNOLOGY		1,948,695
MATERIALS - 2.2%
Chemicals - 0.7%
Dow Chemical Co.	1,100	43,659
International Flavors & Fragrances, Inc.	800	29,000
PolyOne Corp. (a)	1,100	7,524
		80,183
Metals & Mining - 1.5%
Cleveland-Cliffs, Inc. (a)	900	42,642
Inco Ltd. (a)	1,600	45,776
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp. (a)	700	$ 46,081
United States Steel Corp.	800	22,904
		157,403
TOTAL MATERIALS		237,586
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	4,000	103,240
Golden Telecom, Inc.	900	25,443
		128,683
Wireless Telecommunication Services - 2.5%
Nextel Communications, Inc. Class A (a)	6,350	151,511
NII Holdings, Inc. (a)	3,200	112,000
		263,511
TOTAL TELECOMMUNICATION SERVICES		392,194
UTILITIES - 2.9%
Electric Utilities - 2.0%
PG&E Corp. (a)	4,800	132,096
TXU Corp.	2,400	81,936
		214,032
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	4,500	39,015
Constellation Energy Group, Inc.	1,400	53,872
		92,887
TOTAL UTILITIES		306,919
TOTAL COMMON STOCKS (Cost $9,794,891)		10,037,298
Investment Companies - 5.0%

S&P Depositary Receipts Trust unit Series 1 (Cost $545,670)	4,792	531,717
Cash Equivalents - 1.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $109,000)	$ 109,009	$ 109,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,449,561)	10,678,015
NET OTHER ASSETS - (0.3)%	(31,520)
NET ASSETS - 100%	$ 10,646,495
Legend
(a) Non-income producing
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Canada	3.7%
Bermuda	2.2%
Liberia	1.0%
Others (individually less than 1%)	4.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $11,129,567 and $10,873,736, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,272 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,266,000 of which $61,000, $1,524,000 and $681,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $109,000) (cost $10,449,561) - See accompanying schedule		$ 10,678,015
Cash		29,455
Receivable for investments sold		33,041
Receivable for fund shares sold		8,762
Dividends receivable		13,495
Prepaid expenses		33
Receivable from investment adviser for expense reductions		11,501
Other receivables		2,113
Total assets		10,776,415

Liabilities
Payable for investments purchased	$ 90,568
Payable for fund shares redeemed	3,434
Accrued management fee	5,342
Distribution fees payable	6,742
Other affiliated payables	4,820
Other payables and accrued expenses	19,014
Total liabilities		129,920

Net Assets		$ 10,646,495
Net Assets consist of:
Paid in capital		$ 11,369,563
Accumulated net investment loss		(35,842)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(915,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,448
Net Assets		$ 10,646,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,286,059 ÷ 136,300 shares)	$ 9.44

Maximum offering price per share (100/94.25 of $9.44)	$ 10.02
Class T: Net Asset Value and redemption price per share ($3,562,702 ÷ 380,153 shares)	$ 9.37

Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($2,791,806 ÷ 301,881 shares) A	$ 9.25

Class C: Net Asset Value and offering price per share ($2,860,286 ÷ 309,315 shares) A	$ 9.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,642 ÷ 15,330 shares)	$ 9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 65,421
Interest		754
Total income		66,175

Expenses
Management fee	$ 30,661
Transfer agent fees	12,185
Distribution fees	38,157
Accounting fees and expenses	21,004
Non-interested trustees' compensation	24
Custodian fees and expenses	8,516
Registration fees	24,824
Audit	18,016
Legal	673
Miscellaneous	124
Total expenses before reductions	154,184
Expense reductions	(52,167)	102,017
Net investment income (loss)		(35,842)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,410,107
Foreign currency transactions	(1,090)
Total net realized gain (loss)		1,409,017
Change in net unrealized appreciation (depreciation) on: Investment securities	(980,587)
Assets and liabilities in foreign currencies	(176)
Total change in net unrealized appreciation (depreciation)		(980,763)
Net gain (loss)		428,254
Net increase (decrease) in net assets resulting from operations		$ 392,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,842)	$ (44,608)
Net realized gain (loss)	1,409,017	(521,390)
Change in net unrealized appreciation (depreciation)	(980,763)	1,950,167
Net increase (decrease) in net assets resulting from operations	392,412	1,384,169
Share transactions - net increase (decrease)	332,333	(379,740)
Total increase (decrease) in net assets	724,745	1,004,429

Net Assets
Beginning of period	9,921,750	8,917,321
End of period (including accumulated net investment loss of $35,842 and $0, respectively)	$ 10,646,495	$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	.41	1.35	(1.62)	(.64)
Total from investment operations	.40	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.44	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	4.42%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.42% A	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.45% A	1.46%	1.66%	1.69% A
Net investment income (loss)	(.21)% A	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.40	1.34	(1.62)	(.63)
Total from investment operations	.38	1.31	(1.68)	(.64)
Net asset value, end of period	$ 9.37	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	4.23%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.68% A	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.70% A	1.71%	1.91%	1.94% A
Net investment income (loss)	(.46)% A	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,563	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.40	1.33	(1.61)	(.63)
Total from investment operations	.35	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.25	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	3.93%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.18% A	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.20% A	2.22%	2.41%	2.44% A
Net investment income (loss)	(.96)% A	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,792	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.40	1.33	(1.60)	(.63)
Total from investment operations	.35	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.25	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	3.93%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.17% A	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.20% A	2.22%	2.42%	2.45% A
Net investment income (loss)	(.96)% A	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G	.01	(.02)	- G
Net realized and unrealized gain (loss)	.41	1.35	(1.62)	(.63)
Total from investment operations	.41	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.50	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	4.51%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.13% A	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.20% A	1.22%	1.42%	1.43% A
Net investment income (loss)	.04% A	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146	$ 139	$ 752	$ 756
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 782,601
Unrealized depreciation	(600,129)
Net unrealized appreciation (depreciation)	$ 182,472
Cost for federal income tax purposes	$ 10,495,543

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,723	$ 166
Class T	.25%	.25%	9,158	1,947
Class B	.75%	.25%	13,420	11,020
Class C	.75%	.25%	13,856	5,742
			$ 38,157	$ 18,875

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 495
Class T	324
Class B*	6,122
Class C*	51
$ 6,992

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,522	.22*
Class T	4,228	.23*
Class B	3,175	.24*
Class C	3,124	.23*
Institutional Class	136	.18*
	$ 12,185

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 6,344
Class T	1.75%	17,019
Class B	2.25%	12,564
Class C	2.25%	12,815
Institutional Class	1.25%	654
		$ 49,396

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,771 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	35,523	45,391	$ 337,848	$ 388,418
Shares redeemed	(40,903)	(106,713)	(391,001)	(829,051)
Net increase (decrease)	(5,380)	(61,322)	$ (53,153)	$ (440,633)
Class T
Shares sold	17,649	162,691	$ 170,752	$ 1,236,036
Shares redeemed	(31,497)	(135,056)	(306,234)	(1,055,867)
Net increase (decrease)	(13,848)	27,635	$ (135,482)	$ 180,169
Class B
Shares sold	52,185	82,945	$ 507,740	$ 652,778
Shares redeemed	(25,815)	(27,787)	(247,669)	(220,805)
Net increase (decrease)	26,370	55,158	$ 260,071	$ 431,973
Class C
Shares sold	41,192	62,205	$ 387,980	$ 506,999
Shares redeemed	(13,556)	(56,017)	(127,083)	(438,200)
Net increase (decrease)	27,636	6,188	$ 260,897	$ 68,799
Institutional Class
Shares sold	-	-	$ -	$ -
Shares redeemed	-	(82,026)	-	(620,048)
Net increase (decrease)	-	(82,026)	$ -	$ (620,048)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMSI-USAN-0604
1.784908.101

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
S&P Depositary Receipts Trust unit Series 1	5.0	4.4
Citigroup, Inc.	2.9	2.9
Microsoft Corp.	2.6	3.0
Pfizer, Inc.	1.8	2.2
Johnson & Johnson	1.8	1.9
Fannie Mae	1.6	0.5
Cendant Corp.	1.5	0.0
Procter & Gamble Co.	1.5	1.8
McDonald's Corp.	1.4	0.3
Intel Corp.	1.4	1.1
	21.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.8
Financials	17.0	15.9
Health Care	13.9	11.8
Consumer Discretionary	13.0	9.2
Industrials	10.7	12.4
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks and Investment Companies 99.3%		Stocks and Investment Companies 99.6%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.1%	** Foreign investments	4.9%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.9%
Autoliv, Inc.	800	$ 34,024
BorgWarner, Inc.	400	32,776
Johnson Controls, Inc.	500	27,430
		94,230
Hotels, Restaurants & Leisure - 5.1%
Caesars Entertainment, Inc. (a)	8,000	106,000
GTECH Holdings Corp.	600	36,552
Kerzner International Ltd. (a)	600	25,650
Mandalay Resort Group	2,100	120,645
McDonald's Corp.	5,600	152,488
Royal Caribbean Cruises Ltd.	2,500	101,325
		542,660
Household Durables - 0.4%
Koninklijke Philips Electronics NV (NY Shares)	1,800	48,258
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	1,100	31,361
Media - 2.0%
R.H. Donnelley Corp. (a)	1,300	58,877
Time Warner, Inc. (a)	2,870	48,273
Walt Disney Co.	4,500	103,635
		210,785
Multiline Retail - 2.8%
Federated Department Stores, Inc.	2,100	102,900
JCPenney Co., Inc.	2,000	67,720
Nordstrom, Inc.	2,800	99,764
Saks, Inc.	1,900	27,360
		297,744
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	1,200	26,388
Foot Locker, Inc.	1,100	26,400
Lithia Motors, Inc. Class A	1,000	25,830
PC Connection, Inc. (a)	3,556	24,248
		102,866
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.5%
Brown Shoe Co., Inc.	800	$ 29,264
Liz Claiborne, Inc.	800	28,080
		57,344
TOTAL CONSUMER DISCRETIONARY		1,385,248
CONSUMER STAPLES - 8.0%
Beverages - 0.5%
Corby Distilleries Ltd. Class A	600	28,872
Molson, Inc. Class A	1,200	27,420
		56,292
Food & Staples Retailing - 1.9%
CVS Corp.	2,020	78,033
Safeway, Inc. (a)	5,100	117,045
		195,078
Food Products - 2.0%
Archer-Daniels-Midland Co.	1,600	28,096
Bunge Ltd.	800	29,640
Chiquita Brands International, Inc. (a)	2,700	48,627
Dean Foods Co. (a)	1,700	57,086
Fresh Del Monte Produce, Inc.	1,000	23,350
Interstate Bakeries Corp.	2,300	25,990
		212,789
Household Products - 2.6%
Procter & Gamble Co.	1,500	158,625
Rayovac Corp. (a)	4,300	114,595
		273,220
Tobacco - 1.0%
Altria Group, Inc.	1,970	109,099
TOTAL CONSUMER STAPLES		846,478
ENERGY - 4.6%
Energy Equipment & Services - 1.1%
Transocean, Inc. (a)	2,100	58,317
Willbros Group, Inc. (a)	3,700	53,576
		111,893
Oil & Gas - 3.5%
ConocoPhillips	742	52,905
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
EnCana Corp.	600	$ 23,535
General Maritime Corp. (a)	1,800	36,162
Premcor, Inc. (a)	800	27,544
Sunoco, Inc.	400	25,160
Talisman Energy, Inc.	700	39,794
Teekay Shipping Corp.	800	48,640
Valero Energy Corp.	1,910	121,782
		375,522
TOTAL ENERGY		487,415
FINANCIALS - 17.0%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.	600	48,084
Goldman Sachs Group, Inc.	500	48,375
Lehman Brothers Holdings, Inc.	610	44,774
National Financial Partners Corp.	900	28,125
		169,358
Commercial Banks - 1.5%
Bank of America Corp.	990	79,685
Popular, Inc.	500	21,000
Westcorp	1,300	57,330
		158,015
Consumer Finance - 0.6%
ACE Cash Express, Inc. (a)	1,000	30,500
Capital One Financial Corp.	600	39,318
		69,818
Diversified Financial Services - 4.1%
CIT Group, Inc.	3,600	123,732
Citigroup, Inc.	6,430	309,219
		432,951
Insurance - 5.4%
ACE Ltd.	2,800	122,752
Allstate Corp.	3,130	143,667
Arch Capital Group Ltd. (a)	700	28,126
Endurance Specialty Holdings Ltd.	1,700	57,052
Fidelity National Financial, Inc.	770	28,182
MBIA, Inc.	500	29,445
MetLife, Inc.	3,100	106,950
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	1,800	$ 41,796
XL Capital Ltd. Class A	300	22,905
		580,875
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.	1,849	109,646
Doral Financial Corp.	1,600	52,464
Fannie Mae	2,530	173,862
New York Community Bancorp, Inc.	0	8
Sovereign Bancorp, Inc.	3,400	67,932
		403,912
TOTAL FINANCIALS		1,814,929
HEALTH CARE - 13.9%
Biotechnology - 2.3%
Connetics Corp. (a)	1,400	27,230
Harvard Bioscience, Inc. (a)	1,900	16,663
Invitrogen Corp. (a)	1,100	79,453
QLT, Inc. (a)	4,600	124,932
		248,278
Health Care Equipment & Supplies - 1.9%
Advanced Neuromodulation Systems, Inc. (a)	800	21,800
ALARIS Medical, Inc. (a)	1,500	29,130
Boston Scientific Corp. (a)	1,300	53,547
DJ Orthopedics, Inc. (a)	1,100	25,333
Quidel Corp. (a)	3,300	22,440
St. Jude Medical, Inc. (a)	600	45,756
		198,006
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	1,000	57,890
PacifiCare Health Systems, Inc. (a)	800	28,608
Pediatrix Medical Group, Inc. (a)	500	35,750
Per-Se Technologies, Inc. (a)	3,000	32,100
Service Corp. International (SCI) (a)	7,400	54,686
U.S. Oncology, Inc. (a)	2,200	32,780
		241,814
Pharmaceuticals - 7.4%
Abbott Laboratories	2,490	109,610
Forest Laboratories, Inc. (a)	400	25,792
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	3,460	$ 186,944
Merck & Co., Inc.	2,260	106,220
Novartis AG sponsored ADR	1,300	58,240
Pfizer, Inc.	5,360	191,674
Wyeth	2,900	110,403
		788,883
TOTAL HEALTH CARE		1,476,981
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Boeing Co.	1,500	64,035
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,800	46,440
Lockheed Martin Corp.	650	31,005
Northrop Grumman Corp.	630	62,528
SI International, Inc. (a)	300	7,800
United Defense Industries, Inc. (a)	900	31,185
		242,993
Commercial Services & Supplies - 2.8%
Asset Acceptance Capital Corp.	1,500	28,170
Cendant Corp.	6,900	163,392
Labor Ready, Inc. (a)	8,760	110,726
		302,288
Construction & Engineering - 0.4%
MasTec, Inc. (a)	2,400	17,592
URS Corp. (a)	1,200	30,996
		48,588
Electrical Equipment - 0.3%
Byd Co. Ltd. (H Shares)	9,500	28,257
Industrial Conglomerates - 2.4%
General Electric Co.	4,170	124,892
Teleflex, Inc.	600	27,390
Tyco International Ltd.	3,600	98,820
		251,102
Machinery - 2.0%
AGCO Corp. (a)	1,300	25,025
Cummins, Inc.	1,700	101,677
Manitowoc Co., Inc.	900	27,369
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	500	$ 29,795
SPX Corp.	600	26,610
		210,476
Road & Rail - 0.5%
CSX Corp.	900	27,684
Union Pacific Corp.	500	29,465
		57,149
TOTAL INDUSTRIALS		1,140,853
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.5%
Arris Group, Inc. (a)	3,000	17,940
Aspect Communications Corp. (a)	2,300	27,209
Avaya, Inc. (a)	3,300	45,144
Carrier Access Corp. (a)	9,800	104,272
Cisco Systems, Inc. (a)	3,600	75,132
Motorola, Inc.	2,700	49,275
Nortel Networks Corp. (a)	5,100	19,074
UTStarcom, Inc. (a)	1,100	28,985
		367,031
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	1,000	25,730
Dell, Inc. (a)	2,460	85,387
Hewlett-Packard Co.	4,600	90,620
International Business Machines Corp.	1,700	149,889
Western Digital Corp. (a)	3,200	25,856
		377,482
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	1,200	30,336
Flextronics International Ltd. (a)	1,700	27,370
Ingram Micro, Inc. Class A (a)	1,600	19,120
TTM Technologies, Inc. (a)	2,300	25,553
		102,379
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	2,100	24,822
Cryptologic, Inc.	1,800	31,786
		56,608
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
DST Systems, Inc. (a)	1,200	$ 52,980
infoUSA, Inc. (a)	300	2,727
ManTech International Corp. Class A (a)	885	22,214
Tyler Technologies, Inc. (a)	800	7,552
		85,473
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology, Inc. (a)	2,100	16,968
ATI Technologies, Inc. (a)	3,400	49,455
Atmel Corp. (a)	4,500	26,280
Fairchild Semiconductor International, Inc. (a)	1,200	23,364
Intel Corp.	5,900	151,807
National Semiconductor Corp. (a)	610	24,882
Samsung Electronics Co. Ltd.	100	47,471
Sigmatel, Inc.	1,300	31,785
Teradyne, Inc. (a)	1,300	26,494
Texas Instruments, Inc.	1,800	45,180
		443,686
Software - 4.8%
Amdocs Ltd. (a)	1,400	37,170
Aspen Technology, Inc. (a)	3,500	22,750
Autodesk, Inc.	1,200	40,200
Dynamics Research Corp. (a)	1,800	29,610
Microsoft Corp.	10,460	271,646
Novell, Inc. (a)	2,700	26,028
Oracle Corp. (a)	5,600	62,832
Pegasystems, Inc. (a)	3,000	25,800
		516,036
TOTAL INFORMATION TECHNOLOGY		1,948,695
MATERIALS - 2.2%
Chemicals - 0.7%
Dow Chemical Co.	1,100	43,659
International Flavors & Fragrances, Inc.	800	29,000
PolyOne Corp. (a)	1,100	7,524
		80,183
Metals & Mining - 1.5%
Cleveland-Cliffs, Inc. (a)	900	42,642
Inco Ltd. (a)	1,600	45,776
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp. (a)	700	$ 46,081
United States Steel Corp.	800	22,904
		157,403
TOTAL MATERIALS		237,586
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	4,000	103,240
Golden Telecom, Inc.	900	25,443
		128,683
Wireless Telecommunication Services - 2.5%
Nextel Communications, Inc. Class A (a)	6,350	151,511
NII Holdings, Inc. (a)	3,200	112,000
		263,511
TOTAL TELECOMMUNICATION SERVICES		392,194
UTILITIES - 2.9%
Electric Utilities - 2.0%
PG&E Corp. (a)	4,800	132,096
TXU Corp.	2,400	81,936
		214,032
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	4,500	39,015
Constellation Energy Group, Inc.	1,400	53,872
		92,887
TOTAL UTILITIES		306,919
TOTAL COMMON STOCKS (Cost $9,794,891)		10,037,298
Investment Companies - 5.0%

S&P Depositary Receipts Trust unit Series 1 (Cost $545,670)	4,792	531,717
Cash Equivalents - 1.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $109,000)	$ 109,009	$ 109,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,449,561)	10,678,015
NET OTHER ASSETS - (0.3)%	(31,520)
NET ASSETS - 100%	$ 10,646,495
Legend
(a) Non-income producing
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Canada	3.7%
Bermuda	2.2%
Liberia	1.0%
Others (individually less than 1%)	4.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $11,129,567 and $10,873,736, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,272 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,266,000 of which $61,000, $1,524,000 and $681,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $109,000) (cost $10,449,561) - See accompanying schedule		$ 10,678,015
Cash		29,455
Receivable for investments sold		33,041
Receivable for fund shares sold		8,762
Dividends receivable		13,495
Prepaid expenses		33
Receivable from investment adviser for expense reductions		11,501
Other receivables		2,113
Total assets		10,776,415

Liabilities
Payable for investments purchased	$ 90,568
Payable for fund shares redeemed	3,434
Accrued management fee	5,342
Distribution fees payable	6,742
Other affiliated payables	4,820
Other payables and accrued expenses	19,014
Total liabilities		129,920

Net Assets		$ 10,646,495
Net Assets consist of:
Paid in capital		$ 11,369,563
Accumulated net investment loss		(35,842)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(915,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,448
Net Assets		$ 10,646,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,286,059 ÷ 136,300 shares)	$ 9.44

Maximum offering price per share (100/94.25 of $9.44)	$ 10.02
Class T: Net Asset Value and redemption price per share ($3,562,702 ÷ 380,153 shares)	$ 9.37

Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($2,791,806 ÷ 301,881 shares) A	$ 9.25

Class C: Net Asset Value and offering price per share ($2,860,286 ÷ 309,315 shares) A	$ 9.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,642 ÷ 15,330 shares)	$ 9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 65,421
Interest		754
Total income		66,175

Expenses
Management fee	$ 30,661
Transfer agent fees	12,185
Distribution fees	38,157
Accounting fees and expenses	21,004
Non-interested trustees' compensation	24
Custodian fees and expenses	8,516
Registration fees	24,824
Audit	18,016
Legal	673
Miscellaneous	124
Total expenses before reductions	154,184
Expense reductions	(52,167)	102,017
Net investment income (loss)		(35,842)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,410,107
Foreign currency transactions	(1,090)
Total net realized gain (loss)		1,409,017
Change in net unrealized appreciation (depreciation) on: Investment securities	(980,587)
Assets and liabilities in foreign currencies	(176)
Total change in net unrealized appreciation (depreciation)		(980,763)
Net gain (loss)		428,254
Net increase (decrease) in net assets resulting from operations		$ 392,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,842)	$ (44,608)
Net realized gain (loss)	1,409,017	(521,390)
Change in net unrealized appreciation (depreciation)	(980,763)	1,950,167
Net increase (decrease) in net assets resulting from operations	392,412	1,384,169
Share transactions - net increase (decrease)	332,333	(379,740)
Total increase (decrease) in net assets	724,745	1,004,429

Net Assets
Beginning of period	9,921,750	8,917,321
End of period (including accumulated net investment loss of $35,842 and $0, respectively)	$ 10,646,495	$ 9,921,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	.41	1.35	(1.62)	(.64)
Total from investment operations	.40	1.34	(1.66)	(.64)
Net asset value, end of period	$ 9.44	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	4.42%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.42% A	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.45% A	1.46%	1.66%	1.69% A
Net investment income (loss)	(.21)% A	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.40	1.34	(1.62)	(.63)
Total from investment operations	.38	1.31	(1.68)	(.64)
Net asset value, end of period	$ 9.37	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	4.23%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.68% A	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.70% A	1.71%	1.91%	1.94% A
Net investment income (loss)	(.46)% A	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,563	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.40	1.33	(1.61)	(.63)
Total from investment operations	.35	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.25	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	3.93%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.18% A	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.20% A	2.22%	2.41%	2.44% A
Net investment income (loss)	(.96)% A	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,792	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.40	1.33	(1.60)	(.63)
Total from investment operations	.35	1.26	(1.71)	(.65)
Net asset value, end of period	$ 9.25	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	3.93%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.17% A	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.20% A	2.22%	2.42%	2.45% A
Net investment income (loss)	(.96)% A	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G	.01	(.02)	- G
Net realized and unrealized gain (loss)	.41	1.35	(1.62)	(.63)
Total from investment operations	.41	1.36	(1.64)	(.63)
Net asset value, end of period	$ 9.50	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	4.51%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.13% A	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.20% A	1.22%	1.42%	1.43% A
Net investment income (loss)	.04% A	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146	$ 139	$ 752	$ 756
Portfolio turnover rate	210% A	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 782,601
Unrealized depreciation	(600,129)
Net unrealized appreciation (depreciation)	$ 182,472
Cost for federal income tax purposes	$ 10,495,543

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,723	$ 166
Class T	.25%	.25%	9,158	1,947
Class B	.75%	.25%	13,420	11,020
Class C	.75%	.25%	13,856	5,742
			$ 38,157	$ 18,875

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for
Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 495
Class T	324
Class B*	6,122
Class C*	51
$ 6,992

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,522	.22*
Class T	4,228	.23*
Class B	3,175	.24*
Class C	3,124	.23*
Institutional Class	136	.18*
	$ 12,185

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 6,344
Class T	1.75%	17,019
Class B	2.25%	12,564
Class C	2.25%	12,815
Institutional Class	1.25%	654
		$ 49,396

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,771 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	35,523	45,391	$ 337,848	$ 388,418
Shares redeemed	(40,903)	(106,713)	(391,001)	(829,051)
Net increase (decrease)	(5,380)	(61,322)	$ (53,153)	$ (440,633)
Class T
Shares sold	17,649	162,691	$ 170,752	$ 1,236,036
Shares redeemed	(31,497)	(135,056)	(306,234)	(1,055,867)
Net increase (decrease)	(13,848)	27,635	$ (135,482)	$ 180,169
Class B
Shares sold	52,185	82,945	$ 507,740	$ 652,778
Shares redeemed	(25,815)	(27,787)	(247,669)	(220,805)
Net increase (decrease)	26,370	55,158	$ 260,071	$ 431,973
Class C
Shares sold	41,192	62,205	$ 387,980	$ 506,999
Shares redeemed	(13,556)	(56,017)	(127,083)	(438,200)
Net increase (decrease)	27,636	6,188	$ 260,897	$ 68,799
Institutional Class
Shares sold	-	-	$ -	$ -
Shares redeemed	-	(82,026)	-	(620,048)
Net increase (decrease)	-	(82,026)	$ -	$ (620,048)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMS-USAN-0604
1.784907.101

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-8544 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.3	3.0
Microsoft Corp.	2.7	3.1
Johnson & Johnson	1.9	1.9
Pfizer, Inc.	1.8	2.3
Fannie Mae	1.7	0.5
Cendant Corp.	1.6	0.0
Intel Corp.	1.5	1.1
Procter & Gamble Co.	1.5	1.8
McDonald's Corp.	1.5	0.3
Nextel Communications, Inc. Class A	1.5	0.9
	19.0
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	21.9
Financials	18.2	16.7
Health Care	14.2	12.6
Consumer Discretionary	13.5	9.3
Industrials	11.5	12.8
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Stocks and Equity Futures 99.3%		Stocks 100.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets *** (0.1)%
* Foreign investments	11.4%	** Foreign investments	5.2%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.9%
Autoliv, Inc.	4,200	$ 178,626
BorgWarner, Inc.	1,900	155,686
Johnson Controls, Inc.	2,400	131,664
		465,976
Hotels, Restaurants & Leisure - 5.3%
Caesars Entertainment, Inc. (a)	39,100	518,075
GTECH Holdings Corp.	3,300	201,036
Kerzner International Ltd. (a)	3,100	132,525
Mandalay Resort Group	10,800	620,460
McDonald's Corp.	28,200	767,886
Royal Caribbean Cruises Ltd.	12,400	502,572
		2,742,554
Household Durables - 0.5%
Koninklijke Philips Electronics NV (NY Shares)	9,200	246,652
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	5,100	145,401
Media - 2.2%
R.H. Donnelley Corp. (a)	6,500	294,385
Time Warner, Inc. (a)	17,100	287,622
Walt Disney Co.	23,500	541,205
		1,123,212
Multiline Retail - 2.9%
Federated Department Stores, Inc.	10,500	514,500
JCPenney Co., Inc.	10,100	341,986
Nordstrom, Inc.	14,300	509,509
Saks, Inc.	9,500	136,800
		1,502,795
Specialty Retail - 0.9%
Aeropostale, Inc. (a)	6,000	131,940
Foot Locker, Inc.	5,100	122,400
Lithia Motors, Inc. Class A	4,800	123,984
PC Connection, Inc. (a)	17,144	116,905
		495,229
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.5%
Brown Shoe Co., Inc.	3,900	$ 142,662
Liz Claiborne, Inc.	3,800	133,380
		276,042
TOTAL CONSUMER DISCRETIONARY		6,997,861
CONSUMER STAPLES - 8.1%
Beverages - 0.5%
Corby Distilleries Ltd. Class A	2,800	134,738
Molson, Inc. Class A	5,900	134,815
		269,553
Food & Staples Retailing - 1.8%
CVS Corp.	9,600	370,848
Safeway, Inc. (a)	24,600	564,570
		935,418
Food Products - 2.1%
Archer-Daniels-Midland Co.	8,100	142,236
Bunge Ltd.	4,100	151,905
Chiquita Brands International, Inc. (a)	13,400	241,334
Dean Foods Co. (a)	8,000	268,640
Fresh Del Monte Produce, Inc.	5,300	123,755
Interstate Bakeries Corp.	11,300	127,690
		1,055,560
Household Products - 2.6%
Procter & Gamble Co.	7,300	771,975
Rayovac Corp. (a)	21,500	572,975
		1,344,950
Tobacco - 1.1%
Altria Group, Inc.	10,000	553,800
TOTAL CONSUMER STAPLES		4,159,281
ENERGY - 4.7%
Energy Equipment & Services - 1.1%
Transocean, Inc. (a)	10,300	286,031
Willbros Group, Inc. (a)	18,600	269,328
		555,359
Oil & Gas - 3.6%
ConocoPhillips	3,411	243,204
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
EnCana Corp.	3,300	$ 129,445
General Maritime Corp. (a)	9,900	198,891
Premcor, Inc. (a)	3,800	130,834
Sunoco, Inc.	2,200	138,380
Talisman Energy, Inc.	3,700	210,338
Teekay Shipping Corp.	4,000	243,200
Valero Energy Corp.	9,200	586,592
		1,880,884
TOTAL ENERGY		2,436,243
FINANCIALS - 18.2%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.	3,100	248,434
Goldman Sachs Group, Inc.	2,700	261,225
Lehman Brothers Holdings, Inc.	3,200	234,880
National Financial Partners Corp.	4,200	131,250
		875,789
Commercial Banks - 1.8%
Bank of America Corp.	6,200	499,038
Popular, Inc.	2,700	113,400
Westcorp	6,700	295,470
		907,908
Consumer Finance - 0.6%
ACE Cash Express, Inc. (a)	4,700	143,350
Capital One Financial Corp.	2,900	190,037
		333,387
Diversified Financial Services - 4.5%
CIT Group, Inc.	18,300	628,971
Citigroup, Inc.	35,768	1,720,083
		2,349,054
Insurance - 5.7%
ACE Ltd.	13,800	604,992
Allstate Corp.	15,800	725,220
Arch Capital Group Ltd. (a)	3,200	128,576
Endurance Specialty Holdings Ltd.	8,300	278,548
Fidelity National Financial, Inc.	4,070	148,962
MBIA, Inc.	2,700	159,003
MetLife, Inc.	16,000	552,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	8,900	$ 206,658
XL Capital Ltd. Class A	1,800	137,430
		2,941,389
Thrifts & Mortgage Finance - 3.9%
Countrywide Financial Corp.	9,357	554,870
Doral Financial Corp.	8,400	275,436
Fannie Mae	12,500	859,000
Sovereign Bancorp, Inc.	16,800	335,664
		2,024,970
TOTAL FINANCIALS		9,432,497
HEALTH CARE - 14.2%
Biotechnology - 2.2%
Connetics Corp. (a)	6,800	132,260
Invitrogen Corp. (a)	5,600	404,488
QLT, Inc. (a)	23,000	624,658
		1,161,406
Health Care Equipment & Supplies - 1.9%
Advanced Neuromodulation Systems, Inc. (a)	3,800	103,550
ALARIS Medical, Inc. (a)	7,200	139,824
Boston Scientific Corp. (a)	6,100	251,259
DJ Orthopedics, Inc. (a)	5,600	128,968
Quidel Corp. (a)	15,800	107,440
St. Jude Medical, Inc. (a)	3,100	236,406
		967,447
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	4,900	283,661
PacifiCare Health Systems, Inc. (a)	4,200	150,192
Pediatrix Medical Group, Inc. (a)	2,200	157,300
Per-Se Technologies, Inc. (a)	14,900	159,430
Service Corp. International (SCI) (a)	35,800	264,562
U.S. Oncology, Inc. (a)	10,800	160,920
		1,176,065
Pharmaceuticals - 7.8%
Abbott Laboratories	12,700	559,054
Forest Laboratories, Inc. (a)	2,100	135,408
Johnson & Johnson	18,200	983,346
Merck & Co., Inc.	12,150	571,050
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	6,600	$ 295,680
Pfizer, Inc.	26,575	950,322
Wyeth	14,300	544,401
		4,039,261
TOTAL HEALTH CARE		7,344,179
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.5%
Boeing Co.	8,800	375,672
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,200	237,360
Lockheed Martin Corp.	2,900	138,330
Northrop Grumman Corp.	3,400	337,450
SI International, Inc. (a)	1,600	41,600
United Defense Industries, Inc. (a)	4,100	142,065
		1,272,477
Commercial Services & Supplies - 3.0%
Asset Acceptance Capital Corp.	7,500	140,850
Cendant Corp.	34,800	824,064
Labor Ready, Inc. (a)	45,700	577,648
		1,542,562
Construction & Engineering - 0.5%
MasTec, Inc. (a)	12,300	90,159
URS Corp. (a)	5,600	144,648
		234,807
Electrical Equipment - 0.2%
Byd Co. Ltd. (H Shares)	44,000	130,873
Industrial Conglomerates - 2.8%
General Electric Co.	24,200	724,790
Teleflex, Inc.	2,700	123,255
Tyco International Ltd.	21,100	579,195
		1,427,240
Machinery - 2.0%
AGCO Corp. (a)	6,400	123,200
Cummins, Inc.	8,200	490,442
Manitowoc Co., Inc.	4,600	139,886
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	2,700	$ 160,893
SPX Corp.	3,200	141,920
		1,056,341
Road & Rail - 0.5%
CSX Corp.	4,600	141,496
Union Pacific Corp.	2,300	135,539
		277,035
TOTAL INDUSTRIALS		5,941,335
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.6%
Arris Group, Inc. (a)	14,900	89,102
Aspect Communications Corp. (a)	12,700	150,241
Avaya, Inc. (a)	17,500	239,400
Carrier Access Corp. (a)	47,300	503,272
Cisco Systems, Inc. (a)	18,300	381,921
Motorola, Inc.	13,400	244,550
Nortel Networks Corp. (a)	24,800	92,752
UTStarcom, Inc. (a)	5,300	139,655
		1,840,893
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	4,600	118,358
Dell, Inc. (a)	12,600	437,346
Hewlett-Packard Co.	24,200	476,740
International Business Machines Corp.	8,100	714,177
Western Digital Corp. (a)	15,700	126,856
		1,873,477
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	5,700	144,096
Flextronics International Ltd. (a)	10,000	161,000
Ingram Micro, Inc. Class A (a)	7,500	89,625
TTM Technologies, Inc. (a)	11,100	123,321
		518,042
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	10,500	124,110
Cryptologic, Inc.	9,000	158,930
		283,040
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
DST Systems, Inc. (a)	5,800	$ 256,070
infoUSA, Inc. (a)	1,200	10,908
ManTech International Corp. Class A (a)	4,315	108,307
Tyler Technologies, Inc. (a)	3,600	33,984
		409,269
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)	10,300	83,224
ATI Technologies, Inc. (a)	17,700	257,457
Atmel Corp. (a)	22,200	129,648
Fairchild Semiconductor International, Inc. (a)	6,000	116,820
Intel Corp.	30,700	789,911
National Semiconductor Corp. (a)	3,400	138,686
Samsung Electronics Co. Ltd.	400	189,884
Sigmatel, Inc.	6,300	154,035
Teradyne, Inc. (a)	6,300	128,394
Texas Instruments, Inc.	9,200	230,920
		2,218,979
Software - 5.0%
Amdocs Ltd. (a)	7,200	191,160
Aspen Technology, Inc. (a)	16,900	109,850
Autodesk, Inc.	4,900	164,150
Dynamics Research Corp. (a)	8,700	143,115
Microsoft Corp.	54,700	1,420,559
Novell, Inc. (a)	13,600	131,104
Oracle Corp. (a)	28,100	315,282
Pegasystems, Inc. (a)	14,300	122,980
		2,598,200
TOTAL INFORMATION TECHNOLOGY		9,741,900
MATERIALS - 2.3%
Chemicals - 0.7%
Dow Chemical Co.	5,300	210,357
International Flavors & Fragrances, Inc.	3,900	141,375
PolyOne Corp. (a)	5,200	35,568
		387,300
Metals & Mining - 1.6%
Cleveland-Cliffs, Inc. (a)	4,200	198,996
Inco Ltd. (a)	7,900	226,019
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp. (a)	4,100	$ 269,903
United States Steel Corp.	4,300	123,109
		818,027
TOTAL MATERIALS		1,205,327
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.2%
BellSouth Corp.	19,900	513,619
Covad Communications Group, Inc. (a)	370	740
Golden Telecom, Inc.	4,100	115,907
		630,266
Wireless Telecommunication Services - 2.6%
Nextel Communications, Inc. Class A (a)	31,950	762,327
NII Holdings, Inc. (a)	15,600	546,000
		1,308,327
TOTAL TELECOMMUNICATION SERVICES		1,938,593
UTILITIES - 3.1%
Electric Utilities - 2.1%
PG&E Corp. (a)	25,200	693,504
TXU Corp.	11,500	392,610
		1,086,114
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	27,100	234,957
Constellation Energy Group, Inc.	6,900	265,512
		500,469
TOTAL UTILITIES		1,586,583
TOTAL COMMON STOCKS (Cost $49,911,782)		50,783,799
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.91% to 0.94% 5/20/04 to 5/27/04 (c) (Cost $249,852)	$ 250,000	249,889
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $774,714)	774,714	$ 774,714
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $50,936,348)	51,808,402
NET OTHER ASSETS - (0.2)%	(106,310)
NET ASSETS - 100%	$ 51,702,092
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 S&P 500 Index Contracts	June 2004	$ 553,050	$ (15,137)

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,962.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Canada	3.7%
Bermuda	2.2%
Liberia	1.0%
Others (individually less than 1%)	4.5%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $45,466,776 and $52,396,412, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,719 for the period.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $31,328,000 of which $2,211,000, $4,967,000, $11,114,000, $12,580,000 and $456,000 will expire on October 31, 2007, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $50,936,348) - See accompanying schedule		$ 51,808,402
Receivable for investments sold		158,998
Receivable for fund shares sold		6,088
Dividends receivable		68,685
Interest receivable		103
Prepaid expenses		198
Other receivables		11,129
Total assets		52,053,603

Liabilities
Payable for investments purchased	$ 211,461
Payable for fund shares redeemed	83,364
Accrued management fee	25,987
Payable for daily variation on futures contracts	3,456
Other affiliated payables	9,506
Other payables and accrued expenses	17,737
Total liabilities		351,511

Net Assets		$ 51,702,092
Net Assets consist of:
Paid in capital		$ 74,663,884
Undistributed net investment income		35,890
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,854,573)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		856,891
Net Assets, for 5,240,111 shares outstanding		$ 51,702,092
Net Asset Value, offering price and redemption price per share ($51,702,092 ÷ 5,240,111 shares)A		$ 9.87

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 338,789
Interest		3,039
Total income		341,828

Expenses
Management fee	$ 159,853
Transfer agent fees	42,854
Accounting fees and expenses	20,035
Non-interested trustees' compensation	129
Custodian fees and expenses	10,566
Registration fees	10,010
Audit	18,319
Legal	1,295
Miscellaneous	307
Total expenses before reductions	263,368
Expense reductions	(15,078)	248,290
Net investment income (loss)		93,538
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,770,191
Foreign currency transactions	(6,249)
Futures contracts	5,316
Total net realized gain (loss)		7,769,258
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,239,565)
Assets and liabilities in foreign currencies	(1,045)
Futures contracts	(15,137)
Total change in net unrealized appreciation (depreciation)		(5,255,747)
Net gain (loss)		2,513,511
Net increase (decrease) in net assets resulting from operations		$ 2,607,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,538	$ 222,976
Net realized gain (loss)	7,769,258	(216,320)
Change in net unrealized appreciation (depreciation)	(5,255,747)	8,734,845
Net increase (decrease) in net assets resulting from operations	2,607,049	8,741,501
Distributions to shareholders from net investment income	(199,815)	(282,351)
Share transactions Net proceeds from sales of shares	1,892,531	3,051,132
Reinvestment of distributions	174,660	236,721
Cost of shares redeemed	(7,898,473)	(14,971,960)
Net increase (decrease) in net assets resulting from share transactions	(5,831,282)	(11,684,107)
Redemption fees	6,640	79,298
Total increase (decrease) in net assets	(3,417,408)	(3,145,659)

Net Assets
Beginning of period	55,119,500	58,265,159
End of period (including undistributed net investment income of $35,890 and undistributed net investment income of $142,167, respectively)	$ 51,702,092	$ 55,119,500
Other Information Shares
Sold	187,905	363,836
Issued in reinvestment of distributions	18,213	28,693
Redeemed	(786,496)	(1,791,407)
Net increase (decrease)	(580,378)	(1,398,878)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 8.07	$ 9.73	$ 13.13	$ 12.20	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02	.03	.03	.03	-G	.02
Net realized and unrealized gain (loss)	.42	1.40	(1.69)	(3.46)	.93	2.17
Total from investment operations	.44	1.43	(1.66)	(3.43)	.93	2.19
Distributions from net investment income	(.04)	(.04)	(.04)	-	(.01)	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Total distributions	(.04)	(.04)	(.04)	-	(.02)	-
Redemption fees added to paid in capitalD	-G	.01	.04	.03	.02	.01
Net asset value, end of period	$ 9.87	$ 9.47	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Total ReturnB,C	4.60%	17.92%	(16.79)%	(25.89)%	7.79%	22.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.95%A	1.00%	.92%	.88%	.97%	1.11%A
Expenses net of voluntary waivers, if any	.95%A	1.00%	.92%	.88%	.97%	1.11%A
Expenses net of all reductions	.90%A	.98%	.89%	.86%	.96%	1.10%A
Net investment income (loss)	.34%A	.41%	.29%	.28%	-	.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,702	$ 55,120	$ 58,265	$ 89,692	$ 100,253	$ 68,621
Portfolio turnover rate	168%A	84%	105%	87%	58%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 2, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,030,152
Unrealized depreciation	(3,214,705)
Net unrealized appreciation (depreciation)	$ 815,447
Cost for federal income tax purposes	$ 50,992,955

Trading (Redemption) Fees. Shares held in the fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption

Semiannual Report

1. Significant Accounting Policies - continued

Trading (Redemption) Fees - continued

fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,421 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,078 for the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	33,142,646.01	94.769
Withheld	1,829,273.63	5.231
TOTAL	34,971,919.64	100.000
Ralph F. Cox
Affirmative	32,463,136.12	92.826
Withheld	2,508,783.52	7.174
TOTAL	34,971,919.64	100.000
Laura B. Cronin
Affirmative	33,118,936.77	94.702
Withheld	1,852,982.87	5.298
TOTAL	34,971,919.64	100.000
Robert M. Gates
Affirmative	33,140,834.29	94.764
Withheld	1,831,085.35	5.236
TOTAL	34,971,919.64	100.000
George H. Heilmeier
Affirmative	32,813,907.04	93.829
Withheld	2,158,012.60	6.171
TOTAL	34,971,919.64	100.000
Abigail P. Johnson
Affirmative	32,984,395.67	94.317
Withheld	1,987,523.97	5.683
TOTAL	34,971,919.64	100.000
Edward C. Johnson 3d
Affirmative	32,727,866.18	93.583
Withheld	2,244,053.46	6.417
TOTAL	34,971,919.64	100.000
Donald J. Kirk
Affirmative	32,443,034.09	92.769
Withheld	2,528,885.55	7.231
TOTAL	34,971,919.64	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
Ned C. Lautenbach
Affirmative	33,154,469.31	94.803
Withheld	1,817,450.33	5.197
TOTAL	34,971,919.64	100.000
Marvin L. Mann
Affirmative	32,452,155.82	92.795
Withheld	2,519,763.82	7.205
TOTAL	34,971,919.64	100.000
William O. McCoy
Affirmative	32,630,237.84	93.304
Withheld	2,341,681.80	6.696
TOTAL	34,971,919.64	100.000
Robert L. Reynolds
Affirmative	33,153,626.32	94.801
Withheld	1,818,293.32	5.199
TOTAL	34,971,919.64	100.000
William S. Stavropoulos
Affirmative	33,133,524.28	94.743
Withheld	1,838,395.36	5.257
TOTAL	34,971,919.64	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMG-USAN-0604
1.784909.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 11, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 11, 2004